Loans and asset quality - Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 87	$ 60
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	37	38
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	50	10
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	12
Domestic | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	31	6
Domestic | Financial institutions | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	1	3
Domestic | Financial institutions | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	30	3
Domestic | Financial institutions | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Domestic | Wealth management loans and mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	27	28
Domestic | Wealth management loans and mortgages | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	22	22
Domestic | Wealth management loans and mortgages | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	5	1
Domestic | Wealth management loans and mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	5
Domestic | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	18	1
Domestic | Commercial real estate | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	6	1
Domestic | Commercial real estate | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	12	0
Domestic | Commercial real estate | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Domestic | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	11	25
Domestic | Other residential mortgages | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	8	12
Domestic | Other residential mortgages | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	3	6
Domestic | Other residential mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 7